Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
NET LOSS PER SHARE

NOTE 19 — NET LOSS PER SHARE

As the Company reported a net loss for the years ended December 31, 2023 and 2022, it was required by ASC 260 to use basic weighted-average shares outstanding when calculating diluted net loss per share for the years ended December 31, 2023 and 2022, as the potential dilutive securities are anti-dilutive.

	For the years ended December 31,
	2023	2022
Numerator:
Net loss attributable to the Company’s shareholders	$(49,206,019)	$(44,520,635)

Denominator:
Weighted average shares outstanding
- Basic and diluted	65,265,397	56,084,858

Net loss per share
- Basic and diluted	$(0.75)	$(0.79)

For the years ended December 31, 2023 and 2022, diluted weighted average ordinary shares outstanding is equal to basic weighted average ordinary shares, due to the Company’s net loss position. Hence, no ordinary shares equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive.

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted average shares outstanding, because such securities had an antidilutive impact:

	As of December 31,
	2023	2022
Shares to be issued (Note 17):
- 3% Holdback shares	—	1,665,000
- Private placement	2,643,300	—
- Settlement of accrued salary	2,210,984	—
Public and private warrants (Note 17)	4,825,000	4,825,000
Warrant – Class A (Note 17)	528,660	—
Shares award outstanding (Note 17)	1,309,728	5,946,100
Total	11,517,672	12,436,100